Shareholder Report, Holdings (Details)	May 31, 2024
C000178802 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178802 | Dick's Sporting Goods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178802 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178802 | Carlisle Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178802 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | Hamilton Lane, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | LeMaitre Vascular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178802 | Booz Allen Hamilton Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178802 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.70%
C000178802 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000178802 | InvestmentType_REITs
Holdings [Line Items]
Percent of Total Investments	3.70%
C000178802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000178802 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000178802 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178802 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000178802 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000178802 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000178802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000178802 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000178802 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000178802 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000178802 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000178802 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000209896 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209896 | Dick's Sporting Goods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209896 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209896 | Carlisle Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209896 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | Hamilton Lane, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | LeMaitre Vascular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209896 | Booz Allen Hamilton Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209896 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.70%
C000209896 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209896 | InvestmentType_REITs
Holdings [Line Items]
Percent of Total Investments	3.70%
C000209896 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209896 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209896 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209896 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000095114 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095114 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095114 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095114 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095114 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095114 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095114 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095114 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095114 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095114 | Amphenol Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095114 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.10%
C000095114 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000095114 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.00%
C000095114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000095114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000095114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000095114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000095114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000095114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000095114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000095114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000095114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000095114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000095114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000109647 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109647 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109647 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109647 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109647 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109647 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109647 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109647 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109647 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109647 | Amphenol Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109647 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.10%
C000109647 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109647 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.00%
C000109647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000109647 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000109647 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109647 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000109647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000109647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000109647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000109647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000109647 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000109647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000124573 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124573 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124573 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124573 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124573 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124573 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124573 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124573 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124573 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124573 | Amphenol Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124573 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.10%
C000124573 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000124573 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.00%
C000124573 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124573 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124573 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124573 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124573 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124573 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000124573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000124573 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000124573 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000124573 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000124573 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000124573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000233044 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233044 | Chiba Bank Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233044 | Asics Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233044 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233044 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233044 | OPAP S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233044 | JD Sports Fashion PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233044 | Recordati Industria Chimica e Farmaceutica SpA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233044 | TMX Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233044 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	88.10%
C000233044 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233044 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	7.90%
C000233044 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233044 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233044 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233044 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233044 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233044 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233044 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000233044 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000233044 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000233044 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000233044 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233044 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233044 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233044 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233044 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000233044 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000233044 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233044 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000233044 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000233044 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233044 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000233044 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000233045 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233045 | Chiba Bank Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233045 | Asics Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233045 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233045 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233045 | OPAP S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233045 | JD Sports Fashion PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233045 | Recordati Industria Chimica e Farmaceutica SpA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233045 | TMX Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233045 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	88.10%
C000233045 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233045 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	7.90%
C000233045 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233045 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233045 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233045 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233045 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233045 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233045 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000233045 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000233045 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000233045 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000233045 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233045 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233045 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000233045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000233045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000233045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000233045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233045 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000233045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%